UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter           3/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   Accredited Investors Inc
Address:                                5200 West 73rd Street
                                        Edina, Minnesota 55439

13F File Number:                        028-14630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Ross Levin
Title:                                  Chief Compliance Officer
Phone:                                  952-841-2222

Signature, Place, and Date of Signing:

   /s/  Ross Levin                      Edina, MN           2-May-12

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  43

Form 13F Information Table Value Total:              202488(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                     FORM 13F INFORMATION TABLE
                                                                     VALUE   SHARES/ SH/ PUT/INVSTM  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS     CUSIP  (x$1000) PRN AMT PRN CALLDSCRET MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------   ------------------------------------------------------------------------
3M CO                                   COM                88579Y101    1010    11326 SH      SOLE            10430      0    896
AMERICAN EXPRESS CO                     COM                025816109     309     5334 SH      SOLE             5334      0      0
APPLE INC                               COM                037833100    2258     3766 SH      SOLE             3531      0    235
BERKSHIRE HATHAWAY INC DEL              CL A               084670108     488      400 SH      SOLE              300      0    100
ECOLAB INC                              COM                278865100    1218    19727 SH      SOLE            19727      0      0
DU PONT E I DE NEMOURS & CO             COM                263534109     313     5925 SH      SOLE             5771      0    154
ENTEROMEDICS INC                        COM NEW            29365M208      28    12500 SH      SOLE            12500      0      0
EXXON MOBIL CORP                        COM                30231G102     707     8149 SH      SOLE             7934      0    215
GENERAL ELECTRIC CO                     COM                369604103     441    21971 SH      SOLE            18971      0   3000
GENERAL MLS INC                         COM                370334104    5061   128277 SH      SOLE           115737      0  12540
GOOGLE INC                              CL A               38259P508     217      339 SH      SOLE              319      0     20
GRACO INC                               COM                384109104     393     7412 SH      SOLE             7412      0      0
HUTCHINSON TECHNOLOGY INC               COM                448407106      56    25300 SH      SOLE            18900      0   6400
INNODATA ISOGEN INC                     COM NEW            457642205     146    27000 SH      SOLE            27000      0      0
INTEL CORP                              COM                458140100     381    13549 SH      SOLE            13549      0      0
INTERNATIONAL BUSINESS MACHS            COM                459200101    1016     4867 SH      SOLE             4867      0      0
ISHARES TR                              MSCI EAFE INDEX    464287465     567    10326 SH      SOLE            10100      0    226
ISHARES TR                              MSCI EMERG MKT     464287234   32625   759691 SH      SOLE           691846      0  67845
ISHARES TR                              MSCI ESG SEL SOC   464288802     254     4129 SH      SOLE             3663      0    466
ISHARES TR                              RUSSELL1000GRW     464287614   25876   391591 SH      SOLE           362850      0  28741
ISHARES TR                              RUSSELL 2000       464287655   38793   468462 SH      SOLE           423744      0  44718
ISHARES TR                              RUSL 2000 GROW     464287648     454     4764 SH      SOLE             4764      0      0
ISHARES TR                              RUSSELL MCP GR     464287481   27087   430835 SH      SOLE           390763      0  40072
ISHARES TR                              S&P500 GRW         464287309     605     8024 SH      SOLE             7921      0    103
ISHARES TR                              S&P 500 INDEX      464287200   46432   328814 SH      SOLE           294754      0  34060
ISHARES TR                              NASDQ BIO INDX     464287556    1080     8762 SH      SOLE             6660      0   2102
ISHARES TR                              RUSSELL 1000       464287622    1993    25561 SH      SOLE            22782      0   2779
ISHARES TR                              S&P SMLCAP 600     464287804    1142    14966 SH      SOLE            14966      0      0
JOHNSON & JOHNSON                       COM                478160104     261     3958 SH      SOLE             3958      0      0
JPMORGAN CHASE & CO                     COM                46625H100     206     4474 SH      SOLE             4474      0      0
LAKES ENTMNT INC                        COM                51206P109      35    19393 SH      SOLE            19393      0      0
MEDTRONIC INC                           COM                585055106    1048    26730 SH      SOLE            24838      0   1892
MERCK & CO INC                          NEW COM            58933Y105     251     6539 SH      SOLE             6406      0    133
MICROSOFT CORP                          COM                594918104     403    12502 SH      SOLE            11807      0    695
PEPSICO INC                             COM                713448108     281     4232 SH      SOLE             4232      0      0
PFIZER INC                              COM                717081103     448    19778 SH      SOLE            19778      0      0
PHILIP MORRIS INTL INC                  COM                718172109     329     3717 SH      SOLE             3717      0      0
PROCTER & GAMBLE CO                     COM                742718109     638     9487 SH      SOLE             9487      0      0
SPDR S&P 500 ETF TR                     TR UNIT            78462F103     836     5937 SH      SOLE             5879      0     58
TARGET CORP                             COM                87612E106     265     4553 SH      SOLE             4553      0      0
TENNANT CO                              COM                880345103    1108    25189 SH      SOLE            25189      0      0
US BANCORP DEL                          COM NEW            902973304    1918    60548 SH      SOLE            60548      0      0
UNITED PARCEL SERVICE INC               CL B               911312106    3512    43511 SH      SOLE            43511      0      0
VANGUARD INTL EQUITY INDEX F            MSCI EMR MKT ETF   922042858    6103   140404 SH      SOLE           131855      0   8550
VANGUARD INTL EQUITY INDEX F            MSCI EUROPE ETF    922042874    1172    25426 SH      SOLE            25276      0    150
WELLS FARGO & CO                        NEW COM            949746101    1693    49581 SH      SOLE            48425      0   1156
WIRELESS RONIN TECHNOLOGIES             COM                97652A203      28    32000 SH      SOLE            32000      0      0
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